Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 24, 2019
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001710607
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 09, 2019
Prospectus Date	rr_ProspectusDate	Sep. 09, 2019
Avantis International Small Cap Value ETF | Avantis International Small Cap Value ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Avantis™ International Small Cap Value ETF
Supplement [Text Block]	ck0001710607_SupplementTextBlock

American Century ETF Trust Summary Prospectus and Prospectus Supplement Avantis™ International Small Cap Value ETF
Supplement dated October 24, 2019 Summary Prospectus dated September 26, 2019 and Prospectus dated September 9, 2019

The following replaces the last sentence of the third paragraph under Principal Investment Strategies on page 2 of the summary prospectus and page 2 of the prospectus.
Though capitalizations will change from time to time, as of July 31, 2019, the total market capitalization of the largest company in the index was $7.7 billion.

Avantis International Small Cap Value Fund | Avantis International Small Cap Value Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Avantis™ International Small Cap Value Fund
Supplement [Text Block]	ck0001710607_SupplementTextBlock

American Century ETF Trust Prospectus Supplement Avantis™ International Small Cap Value Fund
Supplement dated October 24, 2019 Prospectus dated September 9, 2019

The following replaces the last sentence of the third paragraph under Principal Investment Strategies on page 2 of the prospectus.
Though capitalizations will change from time to time, as of July 31, 2019, the total market capitalization of the largest company in the index was $7.7 billion.